Shareholder Report, Holdings (Details) - iREIT(R) - MarketVector Quality REIT Index ETF	Jul. 31, 2025
CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SBA Communications Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Rexford Industrial Realty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sunstone Hotel Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%